FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Measurement [Abstract]
Financial assets classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2022:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,399	$2,399
Accounts and other receivable, net (current and non-current)	—	—	6,649	6,649
Other assets (current and non-current) (1)	—	—	436	436
Financial assets (current and non-current) (2)	615	5,504	7,064	13,183
Total	$615	$5,504	$16,548	$22,667
Financial liabilities
Accounts payable and other (current and non-current) (2) (3)	$567	$283	$11,210	$12,060
Borrowings (current and non-current)	—	—	40,493	40,493
Total	$567	$283	$51,703	$52,553
____________________________________
(1)Excludes prepayments, subrogation recoverable, deferred policy acquisition costs and other assets of $1,704 million.
(2)Refer to Hedging Activities in Note 4 (a) below.
(3)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenues, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and various taxes and duties of $7,951 million.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2021:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,588	$2,588
Accounts and other receivable, net (current and non-current)	—	—	5,638	5,638
Other assets (current and non-current) (1)	—	—	478	478
Financial assets (current and non-current) (2)	518	6,243	1,789	8,550
Total (3)	$518	$6,243	$10,493	$17,254
Financial liabilities
Accounts payable and other (2) (4)	$640	$220	$10,847	$11,707
Borrowings (current and non-current)	—	—	29,076	29,076
Total	$640	$220	$39,923	$40,783
____________________________________
(1)Excludes prepayments, subrogation recoverable and other assets of $1,369 million.
(2)Refer to Hedging Activities in Note 4(a) below.
(3)Total financial assets include $5,200 million of assets pledged as collateral.
(4)Includes derivative liabilities and excludes provisions, decommissioning liabilities, deferred revenues, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and various taxes and duties of $7,929 million.

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Current
Marketable securities	$979	$1,262
Restricted cash	1,157	224
Derivative contracts	240	179
Loans and notes receivable	171	211
Other financial assets (1)	124	138
Total current	$2,671	$2,014
Non-current
Marketable securities	$2,902	$3,601
Restricted cash	262	297
Derivative contracts	371	123
Loans and notes receivable	5,329	936
Other financial assets (1)	1,648	1,579
Total non-current	$10,512	$6,536
____________________________________
(1)Other financial assets include secured debentures, asset backed securities and preferred shares in the partnership’s business services segment.

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Current, net	$5,905	$4,945
Non-current, net
Accounts receivable	61	60
Retainer on customer contract	47	61
Billing rights	636	572
Total non-current, net	$744	$693
Total	$6,649	$5,638

Financial liabilities classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2022:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,399	$2,399
Accounts and other receivable, net (current and non-current)	—	—	6,649	6,649
Other assets (current and non-current) (1)	—	—	436	436
Financial assets (current and non-current) (2)	615	5,504	7,064	13,183
Total	$615	$5,504	$16,548	$22,667
Financial liabilities
Accounts payable and other (current and non-current) (2) (3)	$567	$283	$11,210	$12,060
Borrowings (current and non-current)	—	—	40,493	40,493
Total	$567	$283	$51,703	$52,553
____________________________________
(1)Excludes prepayments, subrogation recoverable, deferred policy acquisition costs and other assets of $1,704 million.
(2)Refer to Hedging Activities in Note 4 (a) below.
(3)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenues, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and various taxes and duties of $7,951 million.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2021:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,588	$2,588
Accounts and other receivable, net (current and non-current)	—	—	5,638	5,638
Other assets (current and non-current) (1)	—	—	478	478
Financial assets (current and non-current) (2)	518	6,243	1,789	8,550
Total (3)	$518	$6,243	$10,493	$17,254
Financial liabilities
Accounts payable and other (2) (4)	$640	$220	$10,847	$11,707
Borrowings (current and non-current)	—	—	29,076	29,076
Total	$640	$220	$39,923	$40,783
____________________________________
(1)Excludes prepayments, subrogation recoverable and other assets of $1,369 million.
(2)Refer to Hedging Activities in Note 4(a) below.
(3)Total financial assets include $5,200 million of assets pledged as collateral.
(4)Includes derivative liabilities and excludes provisions, decommissioning liabilities, deferred revenues, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and various taxes and duties of $7,929 million.

Carrying and fair values of financial assets	The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2022 and December 31, 2021:

	June 30, 2022			December 31, 2021
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$668	$—	$—	$865	$—	$—
Corporate and government bonds	73	3,306	—	43	3,956	—
Derivative assets	17	594	—	2	300	—
Other financial assets (1)	491	688	282	586	712	297
	$1,249	$4,588	$282	$1,496	$4,968	$297
Financial liabilities
Derivative liabilities	$63	$485	$17	$14	$348	$19
Other financial liabilities (2)	—	—	285	—	—	479
	$63	$485	$302	$14	$348	$498
____________________________________
(1)Other financial assets include secured debentures, asset-backed securities and preferred shares. Level 1 other financial assets are primarily publicly traded preferred shares and mutual funds. Level 2 other financial assets are primarily asset-backed securities and Level 3 financial assets are primarily secured debentures and non-listed equity instruments.
(2)Includes $247 million (December 31, 2021: $411 million) of contingent consideration payable between 2022 and 2024 in relation to the acquisition of subsidiaries. Refer to Note 3 for further information.

Carrying and fair values of financial liabilities	The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2022 and December 31, 2021:

	June 30, 2022			December 31, 2021
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$668	$—	$—	$865	$—	$—
Corporate and government bonds	73	3,306	—	43	3,956	—
Derivative assets	17	594	—	2	300	—
Other financial assets (1)	491	688	282	586	712	297
	$1,249	$4,588	$282	$1,496	$4,968	$297
Financial liabilities
Derivative liabilities	$63	$485	$17	$14	$348	$19
Other financial liabilities (2)	—	—	285	—	—	479
	$63	$485	$302	$14	$348	$498
____________________________________
(1)Other financial assets include secured debentures, asset-backed securities and preferred shares. Level 1 other financial assets are primarily publicly traded preferred shares and mutual funds. Level 2 other financial assets are primarily asset-backed securities and Level 3 financial assets are primarily secured debentures and non-listed equity instruments.
(2)Includes $247 million (December 31, 2021: $411 million) of contingent consideration payable between 2022 and 2024 in relation to the acquisition of subsidiaries. Refer to Note 3 for further information.

Schedule of significant unobservable inputs used and change in balance of financial assets
The following table presents the change in the balance of financial assets classified as Level 3 as at June 30, 2022 and December 31, 2021:

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Balance at beginning of period	$297	$341
Fair value change recorded in net income	(4)	(5)
Fair value change recorded in other comprehensive income	(2)	17
Additions	76	121
Disposals	(82)	(172)
Foreign currency translation and other	(3)	(5)
Balance at end of period	$282	$297
The following table presents the change in the balance of financial liabilities classified as Level 3 as at June 30, 2022 and December 31, 2021:

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Balance at beginning of period	$498	$11
Fair value change recorded in net income	2	3
Additions	83	510
Disposals	(308)	(5)
Foreign currency translation and other	27	(21)
Balance at end of period	$302	$498

Schedule of significant unobservable inputs used and change in balance of financial liabilities
The following table presents the change in the balance of financial assets classified as Level 3 as at June 30, 2022 and December 31, 2021:

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Balance at beginning of period	$297	$341
Fair value change recorded in net income	(4)	(5)
Fair value change recorded in other comprehensive income	(2)	17
Additions	76	121
Disposals	(82)	(172)
Foreign currency translation and other	(3)	(5)
Balance at end of period	$282	$297
The following table presents the change in the balance of financial liabilities classified as Level 3 as at June 30, 2022 and December 31, 2021:

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Balance at beginning of period	$498	$11
Fair value change recorded in net income	2	3
Additions	83	510
Disposals	(308)	(5)
Foreign currency translation and other	27	(21)
Balance at end of period	$302	$498